Loans receivable, net	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Loans receivable, net

4. Loans receivable, net

Loans receivable originated and retained by the Group consist of the following:

	As of December 31,
	2017	2018
	RMB	RMB
Loans	729,464	2,571,527
Allowance for loan losses	(47,670)	(240,419)

Loans receivable, net	681,794	2,331,108

The whole loans receivable balance represents the outstanding loans made to the borrowers from consolidated trusts and loans held by Shanghai Guangjian and HB, subsidiaries of the Group, as of December 31, 2018. As part of the Group’s efforts to develop new product offerings for institutional funding partners, the Group has established a series of trusts administrated by third-party trust companies. These trusts invest solely in loans on the Company’s platform to provide returns to the beneficiaries. Since the trusts only invest in loans suggested by the Company, the Company has power to direct the activities of the trusts. Also, the Company is either the sole beneficiary of some trusts or has the obligation to absorb losses or the right to receive benefits from some trusts that could potentially be significant to these trusts. As a result, the Company is considered the primary beneficiary of the trusts and their assets, liabilities, results of operations and cash flows are consolidated accordingly.

The following table sets forth the activity in the allowance for loan losses for the years ended December 31, 2016, 2017 and 2018.

	For the Years Ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Beginning balance	5,912	1,084	47,670
Current period provision	44,178	65,299	204,442
Current period reversal	(9,473)	(18,713)	(11,693)
Release upon derecognition of loans receivable associated with a disposed subsidiary	(23,250)	—	—
Release upon disposal of loans receivable	(16,283)	—	—

Ending balance	1,084	47,670	240,419

The following table sets forth the aging of loans as of December 31, 2017 and December 31, 2018:

	1-89 days past due	90 days or more past due	Total past due	Current	Total loans
December 31, 2017	31,308	8,381	39,689	689,775	729,464

December 31, 2018	59,685	191,990	251,675	2,319,852	2,571,527

The allowance for loan losses is maintained at a level considered adequate to provide for losses that can be reasonably anticipated. Management performs a quarterly evaluation of the adequacy of the allowance. The allowance is based on the Group’s past loan loss history, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, composition of the loan portfolio, current economic conditions and other relevant factors. The allowance is calculated at portfolio-level since the loans portfolio is typically of smaller balance homogenous loans and is collectively evaluated for impairment. In estimating the probable loss of the loan portfolio, the Group also considers qualitative factors such as current economic conditions and or events in specific industries and geographical areas, including unemployment levels, trends in real estate values, peer comparisons, and other pertinent factors such as regulatory guidance.

The following table sets forth the total assets, liabilities, results of operations and cash flows of the above trusts, which are included in the Group’s consolidated financial statements.

	As of December 31,
	2017	2018
	RMB	RMB
Restricted cash	44,775	303,667
Accounts receivable	10,000	—
Loans receivable	647,793	2,507,878

Total assets	702,568	2,811,545

Funds payable to investors of consolidated trusts	736,963	2,808,506
Taxes payable	—	3,039
Accrued expenses and other liabilities	10,000	—

Total liabilities	746,963	2,811,545

	For the Years Ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Net revenue	(673)	(28,372)	(164,082)
Net loss	(743)	(44,396)	—

Net cash provided by (used in) operating activities	972	(16,024)	(18,008)
Net cash used in investing activities	(29,289)	(615,971)	(1,624,784)
Net cash provided by financing activities	29,433	675,654	1,901,684
Net increase in cash, cash equivalents and restricted cash	1,116	43,659	258,892
Cash, cash equivalents and restricted cash at beginning of year	—	1,116	44,775

Cash, cash equivalents and restricted cash at end of period	1,116	44,775	303,667